Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Current assets
Cash and cash equivalents	$ 3,937,490	$ 3,222,361
Trade accounts receivable, net	1,610,865	673,678
Other receivables and prepayments	1,233,425	90,413
Related party receivables	266,959	67,145
Short-term investments	4,744,328
Total current assets	11,793,067	4,053,597
Non-current assets
Investment	75,547	72,563
Property, plant and equipment, net	1,060,376	32,824
Intangible assets, net	1,369	812
Other assets	87,339	52,739
TOTAL ASSETS	13,017,698	4,212,535
Current liabilities
Accounts payable	52,957	63,483
Taxes payable	1,670,273	830,606
Accrued liabilities and other current liabilities	236,277	253,913
Related party payable	64,698	42,960
Total current liabilities	2,024,205	1,190,962
TOTAL LIABILITIES	2,024,205	1,190,962
COMMITMENTS & CONTINGENCIES
Dragon Victory Stockholders' Equity
Ordinary Shares, $0.0001 par value, 500,000,000 shares authorized; 11,421,393 and 10,000,000 shares issued and outstanding, respectively	1,142	1,000
Additional paid-in capital	8,929,968	1,053,607
Statutory reserves	433,479	65,331
Retained earnings	1,876,235	2,051,252
Accumulated other comprehensive income	(168,541)	(149,617)
Total Dragon Victory stockholders' equity	11,072,283	3,021,573
Noncontrolling interest	(78,790)
TOTAL EQUITY	10,993,493	3,021,573
TOTAL LIABILITIES AND STOCHOLDERS' EQUITY	$ 13,017,698	$ 4,212,535